UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2007

[USAA
EAGLE
LOGO    (R)]

                   USAA INTERMEDIATE-TERM BOND Fund

                  3RD QUARTER Portfolio of Investments


                              APRIL 30, 2007

                                                                    (Form N-Q)

                                          (C)2007, USAA.  All rights reserved.

48483-0607
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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)       SECURITY                                                         RATE                  MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
                    CORPORATE OBLIGATIONS (41.8%)

                    CONSUMER DISCRETIONARY (2.3%)
                    -----------------------------
                    BROADCASTING & CABLE TV (0.9%)
$  1,000            Comcast Corp., Notes                                         6.50%                1/15/2017            $ 1,064
   1,000            Cox Communications, Inc., Notes                              3.88                10/01/2008                981
   1,000            Cox Enterprises, Inc., Notes (a)                             7.38                 6/15/2009              1,039
   1,000            Jones Intercable, Inc., Senior Notes                         7.63                 4/15/2008              1,019
   2,000            Liberty Media Corp., Senior Notes                            5.70                 5/15/2013              1,921
                                                                                                                   ---------------
                                                                                                                             6,024
                                                                                                                   ---------------
                    CASINOS & GAMING (0.1%)
   1,000            Harrahs Operating Co., Inc., Bonds                           5.63                 6/01/2015                861
                                                                                                                   ---------------
                    HOME FURNISHINGS (0.2%)
   1,000            Mohawk Industries, Inc., Senior Notes                        5.75                 1/15/2011              1,016
                                                                                                                   ---------------
                    HOTELS, RESORTS, & CRUISE LINES (0.3%)
   2,000            Royal Caribbean Cruises Ltd., Senior Notes                   7.25                 6/15/2016              2,082
                                                                                                                   ---------------
                    HOUSEHOLD APPLIANCES (0.5%)
   2,000            Stanley Works Capital Trust I, Bonds                         5.90                12/01/2045(b)           1,907
   1,000            Whirlpool Corp., Debentures                                  7.75                 7/15/2016              1,103
                                                                                                                   ---------------
                                                                                                                             3,010
                                                                                                                   ---------------
                    HOUSEWARES & SPECIALTIES (0.2%)
   1,000            Newell Rubbermaid, Inc., Notes                               4.63                12/15/2009                989
                                                                                                                   ---------------
                    PUBLISHING (0.1%)
   1,000            Scholastic Corp., Notes                                      5.00                 4/15/2013                888
                                                                                                                   ---------------
                    Total Consumer Discretionary                                                                            14,870
                                                                                                                   ---------------

                    CONSUMER STAPLES (0.6%)
                    -----------------------
                    FOOD RETAIL (0.3%)
   2,000            Kroger Co., Notes                                            5.50                 2/01/2013              1,984
                                                                                                                   ---------------
                    SOFT DRINKS (0.2%)
   1,000            Bottling Group, LLC, Senior Notes                            5.50                 4/01/2016              1,008
                                                                                                                   ---------------
                    TOBACCO (0.1%)
   1,000            Universal Corp., Notes                                       5.00                 9/01/2011                969
                                                                                                                   ---------------
                    Total Consumer Staples                                                                                   3,961
                                                                                                                   ---------------

                    ENERGY (2.7%)
                    -------------
                    OIL & GAS EQUIPMENT & SERVICES (0.5%)
   1,000            Enterprise Products Operations, L.P., Junior
                         Subordinated Notes                                      8.38                 8/01/2066              1,109
   2,000            Seacor Holdings, Inc., Senior Notes                          5.88                10/01/2012              1,946
                                                                                                                   ---------------
                                                                                                                             3,055
                                                                                                                   ---------------
                    OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   1,000            Cimarex Energy Co., Senior Notes (c)                         7.13                 5/01/2017              1,015
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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)



PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)       SECURITY                                                         RATE                  MATURITY              (000)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000            Sabine Pass LNG, LP, Secured Notes (a)                       7.25%               11/30/2013            $ 2,050
   2,000            Southwestern Energy Co., MTN                                 7.63                 5/01/2027(d)           2,076
   1,000            XTO Energy, Inc., Senior Notes                               5.65                 4/01/2016              1,002
                                                                                                                   ---------------
                                                                                                                             6,143
                                                                                                                   ---------------
                    OIL & GAS REFINING & MARKETING (0.5%)
   1,250            Buckeye Partners, Senior Notes                               5.13                 7/01/2017              1,176
   2,000            Premcor Refining Group, Inc., Senior Notes                   7.50                 6/15/2015              2,066
                                                                                                                   ---------------
                                                                                                                             3,242
                                                                                                                   ---------------
                    OIL & GAS STORAGE & TRANSPORTATION (0.8%)
   2,000            El Paso Energy Corp., Notes (a)                              5.90                 4/01/2017              2,022
   1,000            K N Capital Trust III, Subordinated Debentures               7.63                 4/15/2028                987
   1,000            Kinder Morgan Finance Co., Guaranteed Notes                  5.70                 1/05/2016                959
   1,000            Pacific Energy Partners, LP, Senior Notes                    7.13                 6/15/2014              1,043
                                                                                                                   ---------------
                                                                                                                             5,011
                                                                                                                   ---------------
                    Total Energy                                                                                            17,451
                                                                                                                   ---------------

                    FINANCIALS (24.7%)
                    ------------------
                    ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
   2,000            Mellon Bank N.A., Subordinated Notes                         5.45                 4/01/2016              2,007
                                                                                                                   ---------------
                    CONSUMER FINANCE (2.7%)
   3,000            American Express Co., Subordinated Debentures                6.80                 9/01/2066(b)           3,210
   1,000            Capital One Financial Corp., Senior Notes                    4.74                 5/17/2007              1,000
   1,000            ERAC USA Finance Co., Notes (a)                              6.20                11/01/2016              1,025
                    Ford Motor Credit Co.,
   2,000                   Notes                                                 7.00                10/01/2013              1,894
   2,000                   Senior Notes                                          4.95                 1/15/2008              1,978
   4,000            General Motors Acceptance Corp., Notes                       6.13                 8/28/2007              3,995
                    SLM Corp.,
   1,000                   MTN, CPI Floating Rate Notes                          3.78(e)              6/01/2009                949
   3,000                   MTN, Series A                                         5.56(e)              1/26/2009              2,972
                                                                                                                   ---------------
                                                                                                                            17,023
                                                                                                                   ---------------
                    DIVERSIFIED BANKS (2.2%)
   1,000            Comerica Bank, Subordinated Notes                            5.20                 8/22/2017                962
   1,000            Compass Bank, Notes                                          8.10                 8/15/2009              1,060
   1,000            Emigrant Bancorp, Inc., Senior Notes (a)                     6.25                 6/15/2014              1,012
   2,000            First Tennessee Bank, N.A., Subordinated Notes               4.63                 5/15/2013              1,907
   2,000            First Union National Bank, FL, Subordinated
                         Debentures(f)                                           6.18                 2/15/2036(d)           2,153
   3,000            First Union National Bank, NC, Subordinated Notes (f)        6.18                 2/15/2036(d)           3,229
   2,000            Key Bank N.A., Subordinated Notes                            5.45                 3/03/2016              1,996
   1,000            SouthTrust Bank, N.A., Subordinated Notes                    6.57                12/15/2027(d)           1,079
   1,000            Washington Mutual Bank FA, Subordinated Notes                5.13                 1/15/2015                965
                                                                                                                   ---------------
                                                                                                                            14,363
                                                                                                                   ---------------
                    LIFE & HEALTH INSURANCE (2.3%)
   2,000            Blue Cross Blue Shield FL, Inc., Notes (f)                   8.25                11/15/2011              2,241
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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)       SECURITY                                                         RATE                  MATURITY              (000)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000            Great-West Life & Annuity Insurance Co., Bonds (a)           7.15%                5/16/2046(b)         $ 2,115
   3,000            Lincoln National Corp., Bonds                                7.00                 5/17/2066(b)           3,174
   2,000            MetLife, Inc., Junior Subordinated Bonds                     6.40                12/15/2036(b)           2,003
   1,000            Monumental Global Funding II, Senior Secured Notes (a)       4.38                 7/30/2009                985
   3,000            North Front, Pass-Through Trust, Notes (a),(f)               5.81                12/15/2024              2,973
   1,000            Phoenix Companies, Inc., Senior Notes                        6.68                 2/16/2008              1,005
                                                                                                                   ---------------
                                                                                                                            14,496
                                                                                                                   ---------------
                    MULTI-LINE INSURANCE (2.8%)
                    American General Finance Corp.,
   3,000                   MTN  (f)                                              5.40                12/01/2015              2,995
   2,000                   MTN, Series I                                         4.88                 7/15/2012              1,971
   3,000            Farmers Exchange Capital, Surplus Notes (a)                  7.05                 7/15/2028              3,105
   2,000            Genworth Financial, Inc., Junior Subordinated Notes          6.15                11/15/2066(b)           1,982
   3,000            Glen Meadow Pass-Through Certificates, Bonds (a)             6.51                 2/12/2067(b)           3,070
   2,000            ILFC E-Capital Trust II, Bonds (a)                           6.25                12/21/2065(b)           2,053
   2,000            Oil Casualty Insurance Ltd., Subordinated
                          Debentures (a)                                         8.00                 9/15/2034              2,011
   1,000            Oil Insurance Ltd., Notes (a)                                7.56                 -        (b)           1,053
                                                                                                                   ---------------
                                                                                                                            18,240
                                                                                                                   ---------------
                    MULTI-SECTOR HOLDINGS (0.6%)
                    Leucadia National Corp.,
   3,000                   Senior Notes  (f)                                     7.00                 8/15/2013              3,023
   1,000                   Senior Notes  (a)                                     7.13                 3/15/2017              1,000
                                                                                                                   ---------------
                                                                                                                             4,023
                                                                                                                   ---------------
                    OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   2,000            Travelers Life & Annuity, Notes (a)                          5.13                 8/15/2014              1,943
                                                                                                                   ---------------
                    PROPERTY & CASUALTY INSURANCE (5.3%)
   1,000            21st Century Insurance Group, Senior Notes                   5.90                12/15/2013              1,032
   5,000            Berkshire Hathaway Finance Corp., Senior Notes               4.85                 1/15/2015              4,872
   2,500            Chubb Corp., Subordinated Notes                              6.38                 3/29/2067(b)           2,535
                    Fidelity National Title Group, Inc.,
   1,000                   Notes                                                 7.30                 8/15/2011              1,039
   1,000                   Notes                                                 5.25                 3/15/2013                958
   2,000            First American Capital Trust I, Cumulative Trust
                          Preferred Securities, Subordinated Debentures (f)      8.50                 4/15/2012              2,215
   2,275            Fund American Companies, Inc., Notes                         5.88                 5/15/2013              2,282
   1,000            Infinity Property & Casualty Corp., Senior Notes,
                          Series B                                               5.50                 2/18/2014                978
   3,000            Liberty Mutual Group, Inc., Junior Subordinated Notes
                          (a)                                                    7.00                 3/15/2037              3,020
     500            Liberty Mutual Insurance Co., Notes (a)                      8.20                 5/04/2007                500
                    Markel Corp.,
   1,000                   Senior Notes                                          6.80                 2/15/2013              1,042
   1,302                   Senior Notes                                          7.35                 8/15/2034              1,406
   2,000            Ohio Casualty Corp., Notes                                   7.30                 6/15/2014              2,131
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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)       SECURITY                                                         RATE                  MATURITY              (000)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000            RLI Corp., Senior Notes                                      5.95%                1/15/2014            $ 1,987
   2,000            Security Capital Assurance Ltd., Bonds (a)                   6.88                 -        (b)           2,043
   1,000            St. Paul Travelers Companies, Inc., Senior Notes             5.01                 8/16/2007                999
   2,000            Travelers Companies, Inc., Junior Subordinated
                          Debentures                                             6.25                 3/15/2067(b)           2,006
   1,000            W.R. Berkley Corp., Senior Notes                             5.60                 5/15/2015                990
   2,000            XL Capital Ltd., Notes, Series E                             6.50                 -        (b)           1,978
                                                                                                                   ---------------
                                                                                                                            34,013
                                                                                                                   ---------------
                    REGIONAL BANKS (5.0%)
   1,750            Bank of Hawaii, Notes                                        6.88                 3/01/2009              1,796
   1,000            Banknorth Group, Inc., Senior Notes                          3.75                 5/01/2008                982
   2,000            Chittenden Corp., Subordinated Notes                         5.80                 2/14/2017(b)           2,015
   1,000            City National Corp., Senior Notes                            5.13                 2/15/2013                990
   1,000            Colonial Bank, N.A., Subordinated Notes                      6.38                12/01/2015              1,038
   2,000            Cullen/Frost Bankers, Inc., Junior Subordinated Notes        5.75                 2/15/2017(b)           2,020
   3,000            Fifth Third Capital Trust IV, Bonds                          6.50                 4/15/2037(b)           3,027
   1,000            First Republic Bank Corp., Subordinated Notes                7.75                 9/15/2012              1,105
   2,000            Fulton Capital Trust I, Notes                                6.29                 2/01/2036              1,969
   2,000            Imperial Bank, Subordinated Capital Notes (f)                8.50                 4/01/2009              2,113
   1,000            Popular North America Capital Trust I, Bonds                 6.56                 9/15/2034                966
   1,000            Regions Financing Trust II, Trust Preferred Securities,
                         Bonds                                                   6.63                 5/15/2047(b)           1,002
   2,000            Susquehanna Bancshares, Inc., Subordinated Notes             4.75                 5/01/2014              1,966
   2,000            TCF Financial Bank, Subordinated Notes                       5.00                 6/15/2014              1,977
   2,000            TCF National Bank, Subordinated Notes                        5.50                 2/01/2016              1,988
   2,000            U.S. AgBank, FCB, Notes (a)                                  6.11                 -        (b)           2,011
   1,950            Union Planters Bank, N.A., Subordinated Notes                6.50                 3/15/2018(g)           1,973
   2,000            Whitney National Bank, Subordinated Notes                    5.88                 4/01/2017              1,988
   1,000            Zions Bancorp, Subordinated Notes                            6.00                 9/15/2015              1,021
                                                                                                                   ---------------
                                                                                                                            31,947
                                                                                                                   ---------------
                    REITS - DIVERSIFIED (0.3%)
   1,000            Liberty Property, LP, Senior Notes                           5.13                 3/02/2015                978
   1,000            Washington REIT, Senior Notes                                5.35                 5/01/2015                992
                                                                                                                   ---------------
                                                                                                                             1,970
                                                                                                                   ---------------
                    REITS - INDUSTRIAL (0.2%)
   1,000            Prologis, Senior Notes                                       5.75                 4/01/2016              1,021
                                                                                                                   ---------------
                    REITS - OFFICE (0.3%)
                    Duke Realty, LP,
   1,000                   Notes                                                 5.50                 3/01/2016                997
   1,000                   Senior Notes                                          5.95                 2/15/2017              1,028
                                                                                                                   ---------------
                                                                                                                             2,025
                                                                                                                   ---------------
                    REITS - RESIDENTIAL (0.3%)
   1,000            Archstone Smith Operating Trust, Notes                       5.25                 5/01/2015                985
   1,000            Post Apartment Homes, LP, Senior Notes                       5.45                 6/01/2012                991
                                                                                                                   ---------------
                                                                                                                             1,976
                                                                                                                   ---------------
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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


Principal                                                                                                                  Market
   Amount                                                                      Coupon                                       Value
    (000)       Security                                                         Rate                  Maturity              (000)
----------------------------------------------------------------------------------------------------------------------------------
                    REITs - RETAIL (0.7%)
$  1,000            Federal Realty Investment Trust, Bonds                       6.20%                1/15/2017            $ 1,039
                    Pan Pacific Retail Properties, Inc.,
   1,000                   Notes                                                 7.95                 4/15/2011             1,095
   1,000                   Notes                                                 5.25                 9/01/2015               981
   1,000            Simon Property Group, LP, Notes                              6.10                 5/01/2016              1,045
                                                                                                                   ---------------
                                                                                                                             4,160
                                                                                                                   ---------------
                    REITS - SPECIALIZED (0.3%)
   1,000            Hospitality Properties Trust, Senior Notes                   5.13                 2/15/2015                964
   1,000            Ventas Realty, LP, Senior Notes                              9.00                 5/01/2012              1,128
                                                                                                                   ---------------
                                                                                                                             2,092
                                                                                                                   ---------------
                    SPECIALIZED FINANCE (0.3%)
   2,000            Financial Security Assurance Holdings Ltd., Junior
                          Subordinated Notes (a)                                 6.40                12/15/2066(b)           1,984
                                                                                                                   ---------------
                    THRIFTS & MORTGAGE FINANCE (0.8%)
   1,000            Independence Community Bank Corp., Subordinated Notes        3.75 (e)             4/01/2014(b)             972
   2,000            Sovereign Bank, Notes                                        4.38                 8/01/2013              1,978
   2,000            Washington Mutual Preferred Funding Trust I, Bonds,
                          Series A-1 (a)                                         6.53                 -        (b)           1,982
                                                                                                                   ---------------
                                                                                                                             4,932
                                                                                                                   ---------------
                    Total Financials                                                                                       158,215
                                                                                                                   ---------------

                    HEALTH CARE (1.1%)
                    ------------------
                    HEALTH CARE EQUIPMENT (0.2%)
   1,000            Hospira, Inc., Senior Notes                                  6.05                 3/30/2017              1,012
                                                                                                                   ---------------
                    HEALTH CARE SERVICES (0.2%)
   1,000            Laboratory Corp. of America, Senior Notes                    5.63                12/15/2015                992
                                                                                                                   ---------------
                    LIFE SCIENCES TOOLS & SERVICES (0.1%)
   500              Fisher Scientific International, Inc., Senior
                          Subordinated Notes                                     6.75                 8/15/2014                517
                                                                                                                   ---------------
                    MANAGED HEALTH CARE (0.6%)
   2,000            Coventry Health Care, Inc., Senior Notes                     5.88                 1/15/2012              2,039
   2,000            Highmark, Inc., Senior Notes (a)                             6.80                 8/15/2013              2,116
                                                                                                                   ---------------
                                                                                                                             4,155
                                                                                                                   ---------------
                    Total Health Care                                                                                        6,676
                                                                                                                   ---------------

                    INDUSTRIALS (1.1%)
                    ------------------
                    BUILDING PRODUCTS (0.3%)
   2,000            USG Corp., Notes (a)                                         6.30                11/15/2016              2,002
                                                                                                                   ---------------
                    INDUSTRIAL CONGLOMERATES (0.3%)
   2,000            Tyco International Group, COP, Notes (a)                     4.44                 6/15/2007              1,998
                                                                                                                   ---------------
                    INDUSTRIAL MACHINERY (0.2%)
   1,000            Pall Corp., Senior Notes (a)                                 6.00                 8/01/2012              1,011
                                                                                                                   ---------------
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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)           SECURITY                                                     RATE                  MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
                    TRUCKING (0.3%)
$  2,000            Ryder Systems, Inc., Notes                                   5.85%                3/01/2014            $ 1,997
                                                                                                                   ---------------
                    Total Industrials                                                                                        7,008
                                                                                                                   ---------------

                    INFORMATION TECHNOLOGY (0.2%)
                    -----------------------------
                    DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
   1,000            Fiserv, Inc., Notes                                          4.00                 4/15/2008                985
                                                                                                                   ---------------

                    TELECOMMUNICATION SERVICES (0.6%)
                    ---------------------------------
                    INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   1,000            LCI International, Inc., Senior Notes                        7.25                 6/15/2007              1,000
                                                                                                                   ---------------
                    WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   2,510            US Unwired, Inc., Secured Notes                             10.00                 6/15/2012              2,738
                                                                                                                   ---------------
                    Total Telecommunication Services                                                                         3,738
                                                                                                                   ---------------

                    UTILITIES (8.5%)
                    ----------------
                    ELECTRIC UTILITIES (6.1%)
   2,000            Ameren UE, Senior Secured Notes                              5.10                10/01/2019              1,868
   1,000            Baltimore Gas & Electric Co., Notes (a)                      5.90                10/01/2016              1,019
   2,000            Black Hills Corp., Notes                                     6.50                 5/15/2013              2,034
   1,045            Carolina Power & Light Co., Bonds                            6.13                 9/15/2033              1,082
   2,447            Cedar Brakes II, LLC, Senior Notes, Series C (a)             9.88                 9/01/2013              2,738
   1,000            Comed Financing II, Notes, Series B                          8.50                 1/15/2027              1,015
   2,000            Edison Mission Energy, Senior Notes                          7.73                 6/15/2009              2,110
   2,550            Entergy Gulf States, Inc., Bonds                             5.70                 6/01/2015              2,518
   1,000            Entergy Louisiana, Inc., First Mortgage Bonds                5.83                11/01/2010                996
   1,000            Entergy Mississippi, Inc., First Mortgage Bonds              5.92                 2/01/2016              1,006
     894            FPL Energy National Wind, LLC, Secured Notes (a)             5.61                 3/10/2024                891
   2,000            FPL Group Capital, Inc., Bonds                               6.35                10/01/2066(b)           2,035
                    MidAmerican Energy Holdings Co.,
   1,000                   Senior Notes                                          5.88                10/01/2012              1,034
   1,000                   Senior Notes                                          5.80                10/15/2036                994
   2,000            Monongahela Power Co., Notes, Series A                       7.36                 1/15/2010              2,105
   1,000            Nevada Power Co., Notes, Series O                            6.50                 5/15/2018              1,052
   1,000            New York State Electric & Gas Corp., Notes                   5.50                11/15/2012              1,007
   1,218            Oglethorpe Power Corp., Senior Secured Facility Bonds        6.97                 6/30/2011              1,230
   1,000            Potomac Edison Co., First Mortgage Bond                      5.35                11/15/2014                987
   1,306            Power Contract Financing, Senior Notes (a)                   6.26                 2/01/2010              1,319
                    PPL Capital Funding, Inc.,
   2,000                   Guaranteed Notes, Series A                            4.33                 3/01/2009              1,966
   1,000                   Junior Guaranteed Subordinated Notes, Series A        6.70                 3/30/2067(b)           1,002
   1,000            PSI Energy, Inc., Senior Notes                               6.05                 6/15/2016              1,036
   1,000            Public Service Co. of Colorado, Senior Notes                 7.88                10/01/2012              1,127
   1,000            Public Service Co. of Oklahoma, Senior Notes                 6.15                 8/01/2016              1,032
   1,000            Sierra Pacific Power Co., Notes                              6.25                 4/15/2012              1,034
   1,000            Southern Power Co., Senior Notes                             6.25                 7/15/2012              1,043

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USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)           SECURITY                                                     RATE                  MATURITY              (000)
------------------------------------------------------------------------------------------------------------------------------------
$    986            Tristate General & Transport Association, Bonds (a)          6.04%                1/31/2018            $   998
   1,000            Virginia Electric Power Co., Senior Notes                    5.40                 1/15/2016                998
                                                                                                                   ---------------
                                                                                                                            39,276
                                                                                                                   ---------------
                    GAS UTILITIES (1.8%)
   2,000            AGL Capital Corp., Guaranteed Notes                          6.38                 7/15/2016              2,093
   1,000            Centerpoint Energy Resources Corp., Senior Notes             5.95                 1/15/2014              1,015
   1,000            Duke Capital Corp., LLC, Senior Notes                        8.00                10/01/2019              1,153
   1,000            Enbridge Energy Partners, LP, Notes                          4.75                 6/01/2013                960
   2,000            Michigan Consolidated Gas Co., Notes                         5.00                10/01/2019              1,936
   1,000            National Fuel Gas Co., MTN, Notes                            7.38                 6/13/2025              1,115
   1,000            Northern Natural Gas Co., Senior Notes (a)                   5.38                10/31/2012              1,011
   1,000            Southern Star Central Gas, Notes (a)                         6.00                 6/01/2016              1,019
   1,000            Valero Logistics Operations, LP, Senior Notes                6.05                 3/15/2013              1,023
                                                                                                                   ---------------
                                                                                                                            11,325
                                                                                                                   ---------------
                    MULTI-UTILITIES (0.6%)
   1,000            Energy East Corp., Notes                                     6.75                 6/15/2012              1,063
   1,000            Teco Energy, Inc., Notes                                     6.13                 5/01/2007              1,000
   2,000            WPS Resources Corp., Notes                                   6.11                12/01/2066(b)           1,993
                                                                                                                   ---------------
                                                                                                                             4,056
                                                                                                                   ---------------
                    Total Utilities                                                                                         54,657
                                                                                                                   ---------------
                    Total Corporate Obligations (cost: $266,045)                                                           267,561
                                                                                                                   ---------------

                    EURODOLLAR AND YANKEE OBLIGATIONS (11.2%)(h)

                    CONSUMER STAPLES (0.1%)
                    -----------------------
                    FOOD RETAIL (0.1%)
     500            Ahold Finance U.S.A., Inc., Notes                            6.25                 5/01/2009                512
                                                                                                                   ---------------

                    ENERGY (1.3%)
                    -------------
                    INTEGRATED OIL & GAS (1.1%)
   2,000            Nakilat, Inc., Secured Bonds (a)                             6.07                12/31/2033              1,965
                    PEMEX Finance Ltd.,
     800                   Notes                                                 9.03                 2/15/2011                858
   2,000                   Senior Notes  (f)                                     8.88                11/15/2010              2,159
   2,000            Trans-Canada Pipelines Ltd., Junior Subordinated Notes       6.35                 5/15/2067(b)           1,996
                                                                                                                   ---------------
                                                                                                                            6,978
                                                                                                                   ---------------
                    OIL & GAS DRILLING (0.2%)
                    Delek & Avner-Yam Tethys Ltd.,
     742                   Secured Notes  (a)                                    5.33                 8/01/2013                731
     742                   Secured Notes  (a)                                    6.46(e)              8/01/2013                741
                                                                                                                   ---------------
                                                                                                                             1,472
                                                                                                                   ---------------
                    Total Energy

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                                             of INVESTMENTS
                                             (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)       SECURITY                                                         RATE                  MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
                    FINANCIALS (8.8%)
                    -----------------
                    DIVERSIFIED BANKS (5.7%)
$  2,000            Banco Nacional De Comercio Exterior SNC, Notes (a)           3.88%                1/21/2009            $ 1,953
   1,000            Banco Santander, Subordinated Notes (a)                      5.38                12/09/2014              1,001
   2,000            Barclays Bank plc, Subordinated Notes (a)                    5.93                 -        (b)           2,025
   2,000            BBVA International Preferred, Bonds (a)                      5.92                 -        (b)           1,978
   2,000            BNP Paribas, Subordinated Notes (a)                          5.19                 -        (b)           1,930
   2,000            BOI Capital Funding Number 3 LP, Guaranteed Bonds (a)        6.11                 -        (b)           1,963
   3,000            HBOS plc, Subordinated Notes (a),(f)                         5.38                 -        (b)           2,982
   4,000            Lloyds TSB Group plc, Bonds (a)                              6.27                 -        (b)           3,986
   2,000            Mizuho Capital Investment 1 Ltd., Subordinated Bonds
                          (a)                                                    6.69                 -        (b)           2,058
   1,000            MUFG Capital Finance 1 Ltd., Guaranteed Preferred
                          Bonds                                                  6.35                 -        (b)           1,023
   2,000            National Capital Trust II, Subordinated Notes (a)            5.49                 -        (b)           1,960
   2,000            Nordea Bank AB, Subordinated Notes (a)                       5.42                 -        (b)           1,968
   2,000            Rabobank Capital Funding Trust III, Subordinated Notes
                          (a)                                                    5.25                 -        (b)           1,935
   2,500            Skandinaviska Enskilda Banken AB, Bonds (a)                  5.47                 -        (b)           2,432
   2,000            Standard Chartered plc, Subordinated Notes (a)               6.41                 -        (b)           1,995
   2,000            Sumitomo Mitsui Financial Group Preferred Capital,
                          Bonds (a)                                              6.08                 -        (b)           2,015
   2,000            UFJ Finance Aruba AEC, Notes (f)                             8.75                 -        (i)           2,100
   1,000            Westpac Capital Trust IV, Notes (a)                          5.26                 -        (b)             962
                                                                                                                   ---------------
                                                                                                                            36,266
                                                                                                                   ---------------
                    LIFE & HEALTH INSURANCE (0.5%)
   3,000            AXA S.A., Subordinated Notes (a)                             6.46                 -        (b)           2,970
                                                                                                                   ---------------
                    MULTI-LINE INSURANCE (0.3%)
   2,000            ING Capital Funding Trust III, Guaranteed Bonds (f)          8.44                 -        (b)           2,207
                                                                                                                   ---------------
                    OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
   2,000            ZFS Finance USA Trust II, Bonds (a)                          6.45                12/15/2065(b)           2,027
                                                                                                                   ---------------
                    PROPERTY & CASUALTY INSURANCE (0.5%)
   3,000            Catlin Insurance Co. Ltd., Notes (a)                         7.25                 -        (b)           3,030
                                                                                                                   ---------------
                    REGIONAL BANKS (0.6%)
   2,000            Glitnir Banki hf, Notes (a)                                  7.45                 -        (b)           2,163
   2,000            Popular North America, Inc., Notes                           4.25                 4/01/2008              1,973
                                                                                                                   ---------------
                                                                                                                             4,136
                                                                                                                   ---------------
                    REINSURANCE (0.8%)
   1,000            Allied World Assurance Holdings Ltd., Senior Notes           7.50                 8/01/2016              1,081
   1,000            Max USA Holdings, Ltd., Guaranteed Senior Notes (a)          7.20                 4/14/2017              1,007
   2,000            Montpelier Re Holdings Ltd., Senior Notes                    6.13                 8/15/2013              1,979

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                                             of INVESTMENTS
                                             (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)           SECURITY                                                     RATE                  MATURITY              (000)
------------------------------------------------------------------------------------------------------------------------------------
$  1,000            Platinum Underwriters Finance, Inc., Notes, Series B         7.50%                6/01/2017            $ 1,061
                                                                                                                   ---------------
                                                                                                                             5,128
                                                                                                                   ---------------
                    SPECIALIZED FINANCE (0.1%)
   1,000            QBE Capital Funding II LP, Guaranteed Bonds (a),(c)          6.80                 -        (b)           1,010
                                                                                                                   ---------------
                    Total Financials                                                                                        56,774
                                                                                                                   ---------------

                    INDUSTRIALS (0.5%)
                    ------------------
                    BUILDING PRODUCTS (0.3%)
   2,000            CRH America, Inc., Notes                                     6.00                 9/30/2016              2,048
                                                                                                                   ---------------
                    INDUSTRIAL CONGLOMERATES (0.2%)
   1,000            Siemens Financieringsmat, Notes (a)                          6.13                 8/17/2026              1,024
                                                                                                                   ---------------
                    Total Industrials                                                                                        3,072
                                                                                                                   ---------------

                    MATERIALS (0.5%)
                    ----------------
                    Diversified Metals & Mining (0.5%)
   1,000            Brascan Corp., Notes                                         8.13                12/15/2008              1,045
   2,000            Glencore Funding, LLC, Notes (a)                             6.00                 4/15/2014              2,000
                                                                                                                   ---------------
                                                                                                                             3,045
                                                                                                                   ---------------
                    Total Materials                                                                                          3,045
                                                                                                                   ---------------
                    Total Eurodollar and Yankee Obligations (cost: $71,580)                                                 71,853
                                                                                                                   ---------------

                    ASSET-BACKED SECURITIES (7.5%)(j)

                    FINANCIALS (6.0%)
                    -----------------
                    ASSET-BACKED FINANCING (6.0%)
   1,632            Aerco Ltd., Series 2A, Class A4 (a)                          5.84 (e)             7/15/2025              1,637
   1,137            Airport Airplanes, Pass-Through Certificates, Series
                          1R, Class A8, EETC                                     5.70 (e)             3/15/2019              1,109
   2,000            AmeriCredit Automobile Receivable Trust, Series
                          2007-BF, Class A2                                      5.31                 1/06/2011              2,002
     136            Aviation Capital Group Trust, Notes, Series 2000-1A,
                          Class A2 (a)                                           5.80 (e)            11/15/2025                136
                    Bank One Issuance Trust, Notes,
   3,000                   Series 2003, Class C-3  (f)                           4.77                 2/16/2016              2,891
   1,000                   Series 2003, Class C1                                 4.54                 9/15/2010                994
   3,000            Capital One Auto Finance Trust, Notes, Series 2007B,
                          Class A3A (c)                                          5.03                 4/15/2012              3,000
   5,000            Carmax Auto Owner Trust, Notes, Series 2007-1, Class
                          A2                                                     5.30                 3/15/2010              5,006
                    Citibank Credit Card Issuance Trust,
   2,000                   Series 2005-B1, Class B1                              4.40                 9/15/2010              1,979
   1,000                   Series 2005-C1, Class C1                              5.50                 3/24/2017                996
   2,000                   Series 2005-C5, Class C5                              4.95                10/25/2010              1,990
   1,000            Detroit Edison, Notes, Series 2001-1, Class A-4              6.19                 3/01/2013              1,031
     608            Hyundai Auto Receivables Trust, Notes, Series 2003-A,
                          Class B                                                2.99                10/15/2010                602

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                                             of INVESTMENTS
                                             (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)           SECURITY                                                     RATE                  MATURITY              (000)
------------------------------------------------------------------------------------------------------------------------------------
$    274            IKON Receivables LLC, Notes, Series 2003-1, Class A4         3.27%                7/15/2011            $   274
   5,000            Long Beach Auto Receivables Trust, Series 2007-A, Class
                           A2                                                    5.15                11/15/2010              4,998
   5,000            Santander Drive Auto Receivables Trust, Series 2007-1,
                           Class A3                                              5.05                 9/15/2011              4,996
                    Trinity Rail Leasing L.P.,
   2,687                   Series 2004-1A, Class A (INS) (k)                     5.27                 8/14/2027              2,658
   1,934                   Series 2006-1A, Class A1  (a)                         5.90                 5/14/2036              1,980
                                                                                                                   ---------------
                                                                                                                            38,279
                                                                                                                   ---------------
                    Total Financials                                                                                        38,279
                                                                                                                   ---------------

                    INDUSTRIALS (1.5%)
                    ------------------
                    AIRLINES (1.5%)
                    America West Airlines, Inc., Pass-Through Certificates,
   1,133                   Series 1996-1, Class A, EETC                          6.85                 7/02/2009              1,141
     358                   Series 1998-1, Class A, EETC                          6.87                 1/02/2017                366
   2,035                   Series 1999-1, Class G, EETC (INS)                    7.93                 1/02/2019              2,199
                    American Airlines, Inc., Pass-Through Certificates,
   1,000                   Series 2001-1, Class A-2, EETC                        6.82                 5/23/2011              1,019
   1,351                   Series 2003-1, Class G, EETC (INS)                    3.86                 7/09/2010              1,305
                    Continental Airlines, Inc., Pass-Through Certificates,
   1,559                   Series 99-1, Class A, EETC                            6.55                 2/02/2019              1,620
   1,268                   Series AMBC, EETC (INS)                               6.24                 3/15/2020              1,297
     745            United Airlines, Pass-Through Certificates, Series
                           2000-1, Class A-1                                     7.78                 1/01/2014                765
                                                                                                                   ---------------
                                                                                                                             9,712
                                                                                                                   ---------------
                    Total Industrials                                                                                        9,712
                                                                                                                   ---------------
                    Total Asset-Backed Securities (cost: $47,680)                                                           47,991
                                                                                                                   ---------------

                    COMMERCIAL MORTGAGE SECURITIES (24.5%)(J)

                    FINANCIALS (24.5%)
                    ------------------
                    COMMERCIAL MORTGAGE-BACKED SECURITIES (23.9%)
                    Banc of America Commercial Mortgage, Inc.,
     987                   Series 2005-6, Class KCB  (a)                         5.32(e)              9/10/2047                961
   4,000                   Series 2006-2, Class AAB                              5.72(e)              5/10/2045              4,111
                    Bear Stearns Commercial Mortgage Securities, Inc.,
   1,500                   Series 1998-C1, Class F  (a)                          6.00                 6/16/2030              1,527
   1,816                   Series 2003-T10, Class A1                             4.00                 3/13/2040              1,762
   2,000                   Series 2005-T18, Class AAB                            4.82                 2/13/2042              1,958
   3,000                   Series 2006-T22, Class AAB                            5.47(e)              4/12/2038              3,051
   2,000                   Series 2006-T24, Class AB                             5.53(e)             10/12/2041              2,026
                    Chase Commercial Mortgage Securities Corp., Pass-Through
                          Certificates,
     772                   Series 2000-1, Class A2                               7.76                 4/15/2032                812
   2,000                   Series 2000-3, Class A2                               7.32                10/15/2032              2,111
                    Citigroup Commercial Mortgage Trust,

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                                             of INVESTMENTS
                                             (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)           SECURITY                                                     RATE                  MATURITY              (000)
------------------------------------------------------------------------------------------------------------------------------------
$  2,000                   Series 2005-EMG, Class AJ  (a)                        4.83 %               9/20/2051            $ 1,952
   2,000                   Series 2006-C5, Class ASB                             5.41(e)             10/15/2049              2,011
                    Commercial Mortgage Trust, Pass-Through Certificates,
   3,000                   Series 2004-LB4A, Class A4                            4.58                10/15/2037              2,915
   4,994                   Series 2004-RS1, Class A  (a)                         4.02                 3/03/2041              4,855
                    Credit Suisse First Boston Mortgage Securities Corp.,
   1,000                   Series 1998-C1, Class D                               7.17                 5/17/2040              1,055
   1,414                   Series 2001-CK1, Class A-2                            6.25                12/16/2035              1,418
                    Diversified REIT, Notes,
      19                   Series 1999-1A, Class A1  (a)                         6.78                 3/18/2011                 19
   2,000                   Series 1999-1A, Class C  (a)                          6.78                 3/18/2011              2,037
   1,000                   Series 2000-1, Class C  (a)                           6.97                 3/08/2010              1,024
   3,977            DLJ Commercial Mortgage Corp., Series 1999-CG2, Class
                          A1B                                                    7.30                 6/10/2032              4,115
     650            First Union National Bank-Chase, Series 1999-C2,
                          Class D                                                7.06                 6/15/2031                671
     871            G-Force, LLC, Pass-Through Certificates, Series
                          2005-RRA, Class A-1 (a)                                4.39                 8/22/2036                841
   1,500            GE Capital Commercial Mortgage Corp., Series 2002-3A,
                          Class D (a)                                            5.34                12/10/2037              1,506
   2,000            Global Signal Trust, Series 2006-1, Class B (a)              5.59                 2/15/2036              2,016
                    GMAC Commercial Mortgage Security, Inc.,
   1,000                   Series 1998-C2, Class D                               6.50                 5/15/2035              1,017
   1,115                   Series 1999-C1, Class D                               6.84(e)              5/15/2033              1,144
   1,500                   Series 2004-C3, Class D                               5.04(e)             12/10/2041              1,455
                    GS Mortgage Securities Corp. II,
   2,890                   Series 1998-GLII, Class E  (f)                        6.97(e)              4/13/2031              2,934
   1,000                   Series 2001 ROCK, Class A-2                           6.62                 5/03/2018              1,058
   2,000                   Series 2003-C1, Class A2B                             4.30                 1/10/2040              1,946
   2,000            Hilton Hotels Pool Trust, Series 2000-HLTA, Class C (a)      7.46                10/03/2015              2,114
                    J.P. Morgan Chase Commercial Mortgage Securities Corp.,
   5,000                   Series 2005-CB12, Class A3A1                          4.82                 9/12/2037              4,929
   2,000                   Series 2006-CB15, Class ASB                           5.79(e)              6/12/2043              2,052
   5,000                   Series 2006-CB17, Class A-SB                          5.42                12/12/2043              5,033
   2,000                   Series 2006-LDP6, Class A-SB                          5.49(e)              4/15/2043              2,021
   4,000                   Series 2006-LDP7, Class ASB                           5.88(e)              4/15/2045              4,138
   1,000                   Series 2006-LDP8, Class A-SB                          5.37(e)              5/15/2045              1,002
   3,000            LB UBS Commercial Mortgage Trust, Pass-Through
                          Certificates, Series 2006-C7, Class AAB                5.32                11/15/2038              3,006
                    LB-UBS Commercial Mortgage Trust,
   1,000                   Series 2001-WM, Class D  (a)                          6.83                 7/14/2016              1,057
   3,000                   Series 2006-C3, Class AAB                             5.64(e)              3/15/2039              3,052
   3,000            Machine One Trust, Series 2004-1A, Class A3 (a),(f)          5.22                 5/28/2040              2,926
   4,000            Merrill Lynch Mortgage Trust, Series 2006-C2, Class A2       5.76                 8/12/2043              4,102
                    Merrill Lynch Mortgage Investors, Inc.,
      96                   Series 1997-C2, Class A-2                             6.54                12/10/2029                 97
   1,252                   Series 1998-C1, Class A2                              6.48                11/15/2026              1,258

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--------------------------------------------------------------------------------
                                             of INVESTMENTS
                                             (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)           SECURITY                                                     RATE                  MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
$  3,506                   Series 1999-C1, Class A2                              7.56%               11/15/2031            $ 3,642
   2,000            Merrill Lynch-Countrywide Commercial Mortgage Trust,
                          Series 2006-3, Class ASB                               5.38(e)              7/12/2046              2,009
                    Morgan Stanley Capital I, Inc.,
   4,600                   Series 2006-HQ9, Class AAB                            5.69                 7/12/2044              4,702
   4,000                   Series 2006-T23, Class AAB                            5.80(e)              8/12/2041              4,134
                    Morgan Stanley Dean Witter Capital I, Inc.,
   1,977                   Series 1998 XL1, Class A-3                            6.48                 6/03/2030              1,988
   2,000                   Series 2005 IQ9, Class A-3                            4.54                 7/15/2056              1,944
   5,000                   Series 2005-RR6, Class A2FX  (a),(f)                  5.13                 5/24/2043              4,903
   3,000            Mortgage Capital Funding, Inc., Pass-Though
                          Certificates, Series 1998-MC2, Class E                 7.24 (e)             6/18/2030              3,148
     630            Salomon Brothers Mortgage Securities VII, Inc., Series
                         2000-C3, Class A1                                       6.34                12/18/2033                632
   1,000            SBA Commercial Mortgage-Backed Trust, Series 2006-1A,
                          Class C (a)                                            5.56                11/15/2036              1,009
   1,102            TIAA Real Estate Co. Ltd., Series 2001-C1A, Class A-3
                          (a)                                                    6.56                 6/19/2026              1,110
   2,000            Timberstar Trust, Series 2006-1A, Class B (a)                5.75                10/15/2036              2,016
   2,000            Trizechahn Office Properties Trust, Series 2001-TZHA,
                          Class A3 (a)                                           6.21                 3/15/2013              2,013
                    Wachovia Bank Commercial Mortgage Trust,
  10,000                   Series 2004-C12, Class A-2                            5.00                 7/15/2041              9,957
   2,000                   Series 2005-C17, Class A4                             5.08                 3/15/2042              1,968
   2,000                   Series 2005-C18, Class APB                            4.81                 4/15/2042              1,958
   5,000                   Series 2005-C21,  Class A-2C                          5.37                10/15/2044              5,008
   5,000                   Series 2006-C27, Class A-2                            5.62                 7/15/2045              5,075
   5,000                   Series 2006-C28, Class A-2                            5.50                10/15/2048              5,050
                                                                                                                   ---------------
                                                                                                                           153,361
                                                                                                                   ---------------
                    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)(l)
                    Credit Suisse First Boston Mortgage Securities Corp.,
    8,916                  Series 2003-C3, Class ASP (acquired 6/17/2003;
                               cost $828)  (a),(m)                               1.94                 5/15/2038                331
   37,816                  Series 2004-C1, Class ASP (acquired 8/30/2004;
                               cost $1,637)  (a),(m)                             0.96                 1/15/2037              1,011
   11,428           Greenwich Capital Commercial Funding Corp.,
                            Series 2002-C1, Class XP (acquired 7/17/2003 &
                               8/13/2003; cost $1,188) (a),(m)                   2.01                 1/11/2035                898
   66,843           GS Mortgage Securities Corp. II, Series 2001 ROCK,
                            Class X-1 (acquired 5/13/2004; cost $1,005)
                            (a),(m)                                              0.39                 5/03/2018                651
   16,964           LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class
                            XCP (acquired 7/16/2003; cost $857) (a),(m)          1.26                 4/15/2037                209
   15,908           Morgan Stanley Dean Witter Capital I, Inc., Series
                            2004-T13, Class X2 (acquired 1/23/2004; cost
                            $866) (a),(m)                                        1.11                 9/13/2045                480
                                                                                                                   ---------------
                                                                                                                             3,580
                                                                                                                   ---------------
                    Total Financials                                                                                       156,941
                                                                                                                   ---------------
                    Total Commercial Mortgage Securities (cost: $156,326)                                                  156,941
                                                                                                                   ---------------

                                                                              13

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--------------------------------------------------------------------------------
                                             of INVESTMENTS
                                             (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)           SECURITY                                                     RATE                  MATURITY              (000)
------------------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY ISSUES (2.0%)(n)

                    COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%)

                    Freddie Mac (+),
$  2,000                   Series 2694 QG                                        4.50%                1/15/2029            $ 1,952
   1,234                   Series 2435 VG                                        6.00                 2/15/2013              1,255
     370                   Series 2389 VH                                        6.00                10/15/2018                370
      50                   Series 2367 KV                                        7.00                10/15/2014                 50
   1,887            Government National Mortgage Assn., Series 1999-14 VD        6.00                 3/20/2014              1,897
                                                                                                                   ---------------
                                                                                                                             5,524
                                                                                                                   ---------------
                    INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.1%)(l)

  29,536            Government National Mortgage Assn., Series 2003-59,
                           Class XB                                              2.15                 7/16/2010                526
                                                                                                                   ---------------
                    MORTGAGE-BACKED PASS-THROUGH SECURITIES (1.1%)(J)
                    Freddie Mac (+),
   2,489                   Pool B19905                                           5.00                 9/01/2020              2,456
   4,560                   Pool A44446                                           5.50                 4/01/2036              4,512
                                                                                                                   ---------------
                                                                                                                             6,968
                                                                                                                   ---------------
                    Total U.S. Government Agency Issues (cost: $12,901)                                                     13,018
                                                                                                                   ---------------

                    U.S. TREASURY SECURITIES (0.9%)

                    INFLATION-INDEXED NOTES (0.9%)(o)

   5,391            2.38%, 1/15/2025(cost:  $5,407)                                                                          5,421
                                                                                                                   ---------------

                    MUNICIPAL BONDS (7.1%)

                    AIRPORT/PORT (0.6%)

   2,000            College Park, GA, RB, Series 2006A (INS)                     5.76                 1/01/2015              2,080
   2,025            Riverside, CA, Public Financing Auth. Tax Allocation,
                          RB, Series 2007B (INS)                                 5.19                 8/01/2017              2,013
                                                                                                                   ---------------
                                                                                                                             4,093
                                                                                                                   ---------------
                    APPROPRIATED DEBT (0.6%)

   2,000            Commonwealth Financing Auth., PA, RB, Series B (INS)         5.63                 6/01/2023              2,060
   2,000            Hudson County, NJ, Improvement Auth. RB, Series 2005
                          (LOC - North Fork Bank)                                4.25                 6/15/2019(d)           1,996
                                                                                                                   ---------------
                                                                                                                             4,056
                                                                                                                   ---------------
                    CASINOS & GAMING (0.6%)
   1,000            Mashantucket (Western) Pequot Tribe, CT, RB (a)              5.91                 9/01/2021                981

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                                             of INVESTMENTS
                                             (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)           SECURITY                                                     RATE                  MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
$  3,000            Seneca Nation of Indians Capital Improvements Auth.,
                          Bonds, Series 2007-B                                   6.75%               12/01/2013            $ 2,995
                                                                                                                   ---------------
                                                                                                                             3,976
                                                                                                                   ---------------
                    EDUCATION (0.5%)
   2,000            California State Univ., RB (INS)                             5.27                11/01/2017              2,015
   1,000            Univ. Oklahoma RB                                            5.25                11/01/2019                984
                                                                                                                   ---------------
                                                                                                                             2,999
                                                                                                                   ---------------
                    ELECTRIC/GAS UTILITIES (0.5%)
   2,000            Energy Acquisition Corp. II, OH, RB (INS)                    4.49                 2/15/2008              1,989
   1,000            North Carolina Eastern Municipal Power Agency RB,
                          Series 2003-E                                          5.23                 1/01/2011                991
      95            Texas Municipal Gas Corp., Notes (INS)(a)                    2.60                 7/01/2007                 95
                                                                                                                   ---------------
                                                                                                                             3,075
                                                                                                                   ---------------
                    GENERAL OBLIGATION (0.9%)
   1,000            Bucks County, PA, GO (INS)                                   3.94                12/15/2008                984
   2,000            Hopewell, VA, Taxable Public Improvement GO, Series B        5.25                 7/15/2009              1,992
   2,000            King County, WA, GO, Series 2004C                            4.32                12/01/2010              1,958
   1,000            Riverside, CA, Pension Obligation, RB, Series A (INS)        4.21                 2/15/2011                977
                                                                                                                   ---------------
                                                                                                                             5,911
                                                                                                                   ---------------
                    HOSPITAL (0.5%)
   1,000            Medical Univ., SC, Hospital Auth. Facilities, RB,
                          Series 2004B (INS)                                     5.01                 2/15/2015                990
   1,435            New Jersey Health Care Facilities Financing Auth., RB        5.10                 3/01/2010              1,435
     960            Rhode Island State Health & Education RB, Series C (LOC
                          - Citizens Bank of Rhode Island)                       3.60                 9/15/2033(d)             950
                                                                                                                   ---------------
                                                                                                                             3,375
                                                                                                                   ---------------
                    MISCELLANEOUS (0.1%)
     975            Keenan Development Association of Tennessee LLC, RB,
                          Series 2005 (INS)                                      5.02                 7/15/2028                945
                                                                                                                   ---------------
                    MULTIFAMILY HOUSING (0.2%)
   1,080            American Eagle Northwest LLC, WA, RB, Series 2005A           4.97                12/15/2018              1,053
                                                                                                                   ---------------
                    NURSING/CCRC (0.3%)
   2,000            California Statewide Commuities Development Auth.
                          Assisted Living Facilites, RB (INS)                    5.59                 2/01/2015              1,990
                                                                                                                   ---------------

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                                             (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


PRINCIPAL                                                                                                                  MARKET
   AMOUNT                                                                      COUPON                                       VALUE
    (000)           SECURITY                                                     RATE                  MATURITY              (000)
----------------------------------------------------------------------------------------------------------------------------------
                    OIL & GAS REFINING & MARKETING (0.2%)

$  1,000            Harris County, TX, IDRB, Series 2002                         5.68%                3/01/2023(d)         $ 1,008
                                                                                                                   ---------------
                    SALES TAX (0.4%)

   2,500            Sales Tax Asset Receivable Corp., NY, RB, Series B (f)       4.76                10/15/2015              2,438
                                                                                                                   ---------------
                    SPECIAL ASSESSMENT/TAX/FEE (1.4%)

                    Charlotte, NC,
   2,000                   COP                                                   5.35                12/01/2010              2,021
   2,780                   COP                                                   5.37                12/01/2011              2,815
   1,000            New York State Environmental Facilities Corp. RB,
                          Series 2004B (INS)                                     4.02                12/15/2009                978
   1,000            New York State Housing Finance Agency Personal Income
                          Tax RB, Series 2006B                                   5.19                 9/15/2011              1,009
   2,000            New York State Urban Development Corp. RB, Series
                          2004B-3 (INS)                                          4.38                12/15/2011              1,944
                                                                                                                   ---------------
                                                                                                                             8,767
                                                                                                                   ---------------
                    WATER/SEWER UTILITY (0.3%)

   2,000            Escondido, CA Joint Powers Financing Auth. RB, Series
                          2007B (INS)                                            5.53                 9/01/2018              2,048
                                                                                                                   ---------------
                    Total Municipal Bonds (cost: $45,845)                                                                   45,734
                                                                                                                   ---------------

PRINCIPAL
   AMOUNT
  $(000)/
   SHARES
------------------------------------------------------------------------------------------------------------------------------------
                    PREFERRED SECURITIES (2.2%)

                    CONSUMER STAPLES (0.5%)
                    -----------------------
                    AGRICULTURAL PRODUCTS (0.5%)
  30,000            Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)                               3,090
                                                                                                                   ---------------
                    FINANCIALS (1.7%)
                    ----------------
                    DIVERSIFIED BANKS (0.2%)
  50,000            HSBC Holdings, Series A, 6.20%, perpetual                                                                1,267
                                                                                                                   ---------------
                    PROPERTY & CASUALTY INSURANCE (0.3%)
  20,000            Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                                                   2,169
                                                                                                                   ---------------
                    REINSURANCE (0.8%)
   2,000            Ram Holdings Ltd., Series A, 7.50%, non-cumulative(a)                                                    2,043
  $3,000            Swiss Re Capital I L.P., 6.85%, perpetual(a)                                                             3,138
                                                                                                                   ---------------
                                                                                                                             5,181
                                                                                                                   ---------------

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                                             (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


                                                                                                                   MARKET
NUMBER                                                                                                              VALUE
OF SHARES             SECURITY                                                                                       (000)
----------------------------------------------------------------------------------------------------------------------------------
                    REITS - INDUSTRIAL (0.1%)
  30,000            AMB Property Corp., Series O, 7.00%, cumulative redeemable, perpetual                          $           771
                                                                                                                   ---------------
                    REITs - SPECIALIZED (0.1%)
  20,000            Public Storage, Inc., Series G, 7.00%, perpetual                                                           512
                                                                                                                   ---------------
                    THRIFTS & MORTGAGE FINANCE (0.2%)
  40,000            Countrywide Capital V, 7.00%, cumulative redeemable                                                        988
                                                                                                                   ---------------
                    Total Financials                                                                                        10,888
                                                                                                                   ---------------
                    Total Preferred Securities (cost: $13,702)                                                              13,978
                                                                                                                   ---------------


PRINCIPAL
   AMOUNT                                                                      COUPON
    (000)                                                                        RATE        MATURITY
----------------------------------------------------------------------------------------------------------------------------------

                    MONEY MARKET INSTRUMENTS (3.1%)

                    COMMERCIAL PAPER (3.1%)

                    CONSUMER STAPLES (3.1%)
                    -----------------------
                    PACKAGED FOODS & MEAT (3.1%)
 $19,724            Kraft Foods, Inc.                                            5.34%      5/01/2007                       19,724
                                                                                                                   ---------------
                    Total Money Market Instruments
                    (cost: $19,724)                                                                                         19,724
                                                                                                                   ---------------
                    TOTAL INVESTMENTS (COST: $639,210)                                                             $       642,221
                                                                                                                   ===============

  N O T E S
--------------------------------------------------------------------------------
                                             to Portfolio of INVESTMENTS


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures contracts are valued at the last quoted sales price.

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                                             (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. As of April 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2007, were $6,764,000 and $3,753,000, respectively, resulting in net unrealized appreciation of $3,011,000.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $640,250,000 at April 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 12.1% of net assets at April 30, 2007.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer. Securities shown without a maturity date are perpetual and have no final maturity.

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                                             (continued)


USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


(c) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At April 30, 2007, the aggregate market value of securities purchased on a delayed-delivery basis was $5,025,000, all of which were when-issued.
(d) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.
(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2007.
(f) At April 30, 2007, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.
(g) Callable/putable bond - provides the option for the issuer to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the issuer does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.
(h) Eurodollar and Yankee obligations - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.
(i)       Security is perpetual and has no final maturity date.
(j) The weighted average life of mortgage and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.
(k) Security was fair valued at April 30, 2007, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

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                                             of INVESTMENTS
                                             (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


(l) Interest-only commercial mortgage-backed securities (CMBS IOs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.
(m) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2007, was $3,580,000, which represented 0.5% of the Fund's net assets.
(n) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(o) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.


PORTFOLIO DESCRIPTION ABBREVIATIONS

COP                 Certificate of Participation
CPI                 Consumer Price Index
EETC                Enhanced Equipment Trust Certificate
GO                  General Obligation
IDRB                Industrial Development Revenue Bond
MTN                 Medium-Term Note
RB                  Revenue Bond
REIT                Real Estate Investment Trust

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                                             (continued)

USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2007 (UNAUDITED)


Credit enhancements - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Corp., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    JUNE 22, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    JUNE 25, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    JUNE 25, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.